Income Taxes - Statutory Tax Expense - Revised 2015 & 2014 (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax benefit/ (expense) on result before tax at statutory rate	$ (20)	$ (3,145)	$ 1,017
Effect of permanent differences	(748)	(1,340)	(2,981)
Valuation allowance	2,558	0	0
Total tax (expense)/ benefit reconciliation	(4,358)	(4,485)	(1,964)
AB USA's
Income tax benefit/ (expense) on result before tax at statutory rate	1,190	(3,410)	(29)
Effect of permanent differences	(1,271)	980	(27)
Total tax (expense)/ benefit reconciliation	(81)	(2,430)	(56)
ABAS
Income tax benefit/ (expense) on result before tax at statutory rate	(151)	(589)	(506)
Effect of permanent differences	(10)	38	48
Valuation allowance	(1,022)	0	0
Total tax (expense)/ benefit reconciliation	(1,183)	(551)	(458)
Aegean NWE
Income tax benefit/ (expense) on result before tax at statutory rate	(649)	1,109	1,735
Effect of permanent differences	(5)	(1,865)	(2,851)
Valuation allowance	(2,558)	0	0
Total tax (expense)/ benefit reconciliation	(3,212)	(756)	(1,116)
ICS
Income tax benefit/ (expense) on result before tax at statutory rate	(218)	(184)	(183)
Effect of permanent differences	258	(423)	(151)
Total tax (expense)/ benefit reconciliation	40	(607)	(334)
U.S., Greece and Russia
Income tax benefit/ (expense) on result before tax at statutory rate	(52)	(71)	0
Effect of permanent differences	130	(70)	0
Total tax (expense)/ benefit reconciliation	$ 78	$ (141)	$ 0